Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Account Receivable
Accounts receivable	$ 117,206	$ 126,529
Not later than 3 months
Account Receivable
Accounts receivable	105,808	110,416
Between 3 months to 6 months
Account Receivable
Accounts receivable	6,574	8,764
Between 6 months to 1 year
Account Receivable
Accounts receivable	3,569	5,948
Later than 1 year
Account Receivable
Accounts receivable	$ 1,255	$ 1,401